Credit Facilities, Long-Term Debt and Lease Liabilities - Restricted Cash and Letters of Credit (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
US Wind Projects - Big Level
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	$ 0	$ 9,000,000
Letter of credit
Disclosure of detailed information about borrowings [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	902,000,000	621,000,000
Amount exercised under letters of credit	0	0
TransAlta OCP
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	17,000,000	17,000,000
TEC
Disclosure of detailed information about borrowings [line items]
Restricted cash (Note 22)	53,000,000	$ 45,000,000
Uncommitted demand letter facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	150,000,000
Uncommitted demand letter facility | TransAlta Renewables Inc.
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	150,000,000
Uncommitted Demand Letter Facility 2
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	100,000,000
Bilateral Committed Credit Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity under line of credit	$ 240,000,000